Insurance Contracts - Summary of Shareholders' Equity on Net Result (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Insurance [member] | Shift up 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net result	[1]	€ (237)	€ (192)
Insurance [member] | Shift down 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net result	[1]	233	169
Insurance [member] | Shift up 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net result	[1]	(314)	(444)
Insurance [member] | Shift down 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net result	[1]	156	452
Insurance [member] | Shift up 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net result	[1]	97	136
Insurance [member] | Shift down 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net result	[1]	(77)	(148)
On Share Holders Equity Insurance Contracts [member] | Shift up 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	[1]	(1,463)	(2,418)
On Share Holders Equity Insurance Contracts [member] | Shift down 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	[1]	1,567	2,387
On Share Holders Equity Insurance Contracts [member] | Shift up 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	[1]	(280)	(401)
On Share Holders Equity Insurance Contracts [member] | Shift down 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	[1]	190	496
On Share Holders Equity Insurance Contracts [member] | Shift up 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	[1]	129	178
On Share Holders Equity Insurance Contracts [member] | Shift down 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	[1]	€ (42)	€ (104)

[1]	Includes the approximate effects of the disposal group